Equity - Text details (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Forward share repurchase contracts [Abstract]
Increase (decrease) in retained earnings	€ 61
Number of long-term-incentive-related shares purchased	2,250,000
Dividend distribution [Abstract]
Dividend paid per common share	€ 0.80	€ 0.80	€ 0.80
Limitations in the distribution of shareholders' equity [Abstract]
Group equity	€ 12,023	€ 13,453	€ 11,725	€ 10,933
Shareholder equity subject to limitations	€ 1,306	€ 2,181
Ordinary shares	188,000,000	186,000,000
Unrealized losses from available-for-sale financial assets	€ 30	€ 36
Legal reserves required by Dutch law	703	715
Currency translation differences	393	1,234
Cash flow hedges	€ 23	€ 10
EUR [Member]
Share call options [Abstract]
Number of call options unwound	5,268,741
Number of options outstanding	3,287,125
USD [Member]
Share call options [Abstract]
Number of call options unwound	2,661,016
Number of options outstanding	2,974,344
Common shares [Member]
Common shares [Abstract]
Number of shares issued and fully paid	940,909,027	929,644,864	931,130,387
Number of shares authorised	2,000,000,000	2,000,000,000	2,000,000,000
Par value per share	€ 0.20
Treasury shares [Member]
Limitations in the distribution of shareholders' equity [Abstract]
Group equity	€ (481)	€ (181)	€ (363)	(547)
Treasury shares [Member] | EUR [Member]
Treasury shares [Abstract]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital	642
Cash inflow for settlement of share-based compensation plans	€ 227
Preference shares [Member]
Common shares [Abstract]
Number of shares authorised	2,000,000,000	2,000,000,000	2,000,000,000
Purchased call options [Member]
Share call options [Abstract]
The net amount paid for number of shares bought back as a result of unwinding options and buying back shares	€ 160
The number of shares bought back after selling (unwinding) of options	7,929,757
Dividend distribution [Member]
Dividend distribution [Abstract]
Dividend paid per common share	€ 0.80	€ 0.80	€ 0.80
Dividend paid on common shares		€ 732	€ 730
Percentage of shareholders electing share dividend	48.00%	55.00%	59.00%
Number of shares issued	11,264,163	17,344,462	17,671,990
Settlement of cash dividend	€ 384	€ 330	€ 298
Proposed dividend per common share	€ 0.80
Dividend distribution [Member] | Bottom of range [Member]
Capital management [Abstract]
Dividend payout ratio	40.00%
Dividend distribution [Member] | Top of range [Member]
Capital management [Abstract]
Dividend payout ratio	50.00%
Dividend distribution [Member] | EUR [Member]
Dividend distribution [Abstract]
Dividend paid on common shares	€ 742
Non-controlling interests [Member]
Limitations in the distribution of shareholders' equity [Abstract]
Group equity	24	€ 907	€ 118	€ 101
Forward share repurchase contracts [Member]
Forward share repurchase contracts [Abstract]
Forward share buy-back initial	€ 81
Price per share for the unsettled part	€ 27.03
Forward price for unsettled (open) forward contracts	€ 998,000,000
Number of shares for the unsettled (open) forward contracts	31,020,000
Number of unsettled (open-committed) shares	750,000
Forward share repurchase contracts [Member] | Weighted average [Member]
Forward share repurchase contracts [Abstract]
Price per share for the unsettled part	€ 32.22